Transactions with Related Parties, textual 2 (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Mar. 31, 2016
Property, Plant and Equipment [Line Items]
Remaining commitment for new build	$ 48,155
Fair value of newbuild	46,000
Stalo
Property, Plant and Equipment [Line Items]
Vessel agreed sale price		$ 9,000
Kypros Unity
Property, Plant and Equipment [Line Items]
Vessel agreed sale price		$ 20,000
Asset under Construction
Property, Plant and Equipment [Line Items]
Remaining commitment for new build	28,400
Fair value of newbuild	26,500
Hull No. 835
Property, Plant and Equipment [Line Items]
Fair value of newbuild	21,500
Hull No. 1551
Property, Plant and Equipment [Line Items]
Fair value of newbuild	$ 24,500